Summary of Notes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Note payable	$ 4,944	$ 5,100
Less: Current portion	(2,215)	(1,849)
Note payable non-current	2,729	3,251
Note Payable Maturing October 2028 [Member]
Debt Instrument [Line Items]
Note payable	345	396
Note Payable Maturing October 2027 [Member]
Debt Instrument [Line Items]
Note payable	134	176
Note Payable Maturing January 2028 [Member]
Debt Instrument [Line Items]
Note payable	254	321
Note Payable Maturing February 2028 [Member]
Debt Instrument [Line Items]
Note payable	345	430
Note Payable Maturing April 2028 [Member]
Debt Instrument [Line Items]
Note payable	199	242
Note Payable Maturing May 2028 [Member]
Debt Instrument [Line Items]
Note payable	192	231
Note Payable Maturing June 2029 [Member]
Debt Instrument [Line Items]
Note payable	96	106
Note Payable Maturing July 2029 [Member]
Debt Instrument [Line Items]
Note payable	54	59
Note Payable Maturing September 2028 [Member]
Debt Instrument [Line Items]
Note payable	1,853	2,156
Note Payable Maturing October 2029 [Member]
Debt Instrument [Line Items]
Note payable	160	173
Note Payable Maturing November 2029 [Member]
Debt Instrument [Line Items]
Note payable	292	315
Note Payable Maturing December 2030 [Member]
Debt Instrument [Line Items]
Note payable	68	70
Note Payable Maturing November 2027 [Member]
Debt Instrument [Line Items]
Note payable	327	425
Note Payable Maturing April 2031 [Member]
Debt Instrument [Line Items]
Note payable	74
Note Payable Maturing May 2029 [Member]
Debt Instrument [Line Items]
Note payable	$ 551